Accumulated Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

15. Accumulated Other Comprehensive Income (Loss)

Comprehensive income is comprised of net income and other comprehensive income/(loss). We include unrealized gains and losses on available for sale debt securities and unrealized gains/(losses) on the interest rate swaps that were designated as cash flow hedges in other comprehensive income/(loss).

Changes in accumulated other comprehensive income/(loss) by component are as follows:

	Unrealized gain/(loss) on available for sale debt securities	Unrealized gain/(loss) on interest rate swaps	Total Accumulated Other Comprehensive Income/(Loss)
	(in thousands)
Balance at December 31, 2019	$6,159	$(4,066)	$2,093
Reclassifications to income	—	4,066	4,066
Activity for the period	48,378	—	48,378
Reclassifications to NCI	(24,022)	—	(24,022)

Balance at June 30, 2020	$30,515	$—	$30,515

13. Other Comprehensive Income / (Loss)

Comprehensive income is comprised of net income and other comprehensive income/(loss). We include unrealized gains and losses on available for sale securities and unrealized gains/(losses) on the interest rate swaps that were designated as cash flow hedges in other comprehensive income/(loss). Prior to January 1, 2018, unrealized gains and losses on available for sale equity securities were included in accumulated other comprehensive income/(loss). Beginning on January 1, 2018, unrealized gains and losses on equity securities are recognized through earnings.

Change in accumulated other comprehensive income/(loss) by component are as follows:

(In thousands)	Unrealized gain/(loss) on equity securities	Unrealized gain/(loss) on available for sale debt securities	Unrealized gain/(loss) on interest rate swaps	Total Accumulated Other Comprehensive Income/(Loss)
Balance at December 31, 2017	$(2,863)	$402,502	$(18,258)	$381,381
Activity for the year	—	(402,502)	—	(402,502)
Cumulative adjustment for adoption of ASU 2016-01	2,863	—	—	2,863
Reclassifications	—	—	8,003	8,003

Balance at December 31, 2018	$—	$—	$(10,255)	$(10,255)

Activity for the year	—	6,159	—	6,159
Reclassifications	—	—	6,189	6,189

Balance at December 31, 2019	$—	$6,159	$(4,066)	$2,093